Share Capital (Schedule of Stock Options Outstanding and Exercisable) (Details)	11 Months Ended
	Dec. 31, 2017 USD ($) shares yr	Jan. 31, 2017 shares	Jan. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	21,659,002	20,962,002	18,975,002
Number of options Exercisable	19,553,169
Weighted Average Exercise Price | $	$ 0.98
Weighted Average Remaining Life | yr	3.87
0.7110 to 0.7977 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	11,754,000
Number of options Exercisable	10,020,667
Weighted Average Exercise Price | $	$ 0.73
Weighted Average Remaining Life | yr	3.92
0.8200 to 0.9972 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,839,000
Number of options Exercisable	3,789,000
Weighted Average Exercise Price | $	$ 0.97
Weighted Average Remaining Life | yr	5.89
1.0058 to 1.5000 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	4,096,002
Number of options Exercisable	4,096,002
Weighted Average Exercise Price | $	$ 1.15
Weighted Average Remaining Life | yr	2.78
1.7689 to 2.4886 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,665,000
Number of options Exercisable	1,465,000
Weighted Average Exercise Price | $	$ 2.01
Weighted Average Remaining Life | yr	2.15
2.6273 to 3.0695 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	305,000
Number of options Exercisable	182,500
Weighted Average Exercise Price | $	$ 2.81
Weighted Average Remaining Life | yr	0.74